Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended	83 Months Ended	88 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000025256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	(1.70%)	1.34%				2.00%
C000025258
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	0.31%	1.34%				1.62%
C000025272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	(1.24%)	1.76%				3.19%
C000025274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	1.56%	1.94%				2.89%
C000025192
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	1.52%	0.94%				1.10%
C000025194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	2.11%	0.83%				0.85%
Without Sales Load [Member] | C000025256
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%	2.12%				2.39%
Without Sales Load [Member] | C000025258
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%	1.34%				1.62%
Without Sales Load [Member] | C000025254
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	2.45%				2.73%
Without Sales Load [Member] | C000025255
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	1.93%				2.22%
Without Sales Load [Member] | C000090756
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%	2.37%				2.64%
Without Sales Load [Member] | C000195491
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	2.47%			2.65%
Without Sales Load [Member] | C000202029
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	2.47%		2.52%
Without Sales Load [Member] | C000025272
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	2.70%				3.67%
Without Sales Load [Member] | C000025274
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	1.94%				2.89%
Without Sales Load [Member] | C000025270
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%	3.02%				3.98%
Without Sales Load [Member] | C000090757
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%	2.96%				3.92%
Without Sales Load [Member] | C000195492
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	3.03%			3.51%
Without Sales Load [Member] | C000202030
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	3.03%		3.25%
Without Sales Load [Member] | C000210248
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%	3.75%	3.10%
Without Sales Load [Member] | C000025192
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%	1.24%				1.25%
Without Sales Load [Member] | C000025194
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%	0.83%				0.85%
Without Sales Load [Member] | C000025190
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	1.52%				1.55%
Without Sales Load [Member] | C000025191
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%	1.02%				1.05%
Without Sales Load [Member] | C000090755
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%	1.49%				1.51%
Without Sales Load [Member] | C000195490
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%	1.53%			1.81%
Without Sales Load [Member] | C000202028
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	1.53%		1.81%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)			1.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)		1.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)			1.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)		1.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)				1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)			1.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)		1.71%
Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return, Percent	1.99%	1.28%				1.80%
Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return, Percent	1.99%	1.28%				1.80%
Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return, Percent	1.99%	1.28%				1.80%
Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return, Percent	1.99%	1.28%				1.80%
Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return, Percent	1.99%	1.28%				1.80%
Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return, Percent	1.99%	1.28%			1.86%
Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return, Percent	1.99%	1.28%		2.02%
Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return, Percent	3.82%	3.01%				3.40%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%				2.12%
Bloomberg Municipal High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	5.59%	4.31%				4.25%
Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return, Percent	3.82%	3.01%				3.40%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%				2.12%
Bloomberg Municipal High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	5.59%	4.31%				4.25%
Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return, Percent	3.82%	3.01%				3.40%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%				2.12%
Bloomberg Municipal High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	5.59%	4.31%				4.25%
Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return, Percent	3.82%	3.01%				3.40%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%				2.12%
Bloomberg Municipal High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	5.59%	4.31%				4.25%
Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return, Percent	3.82%	3.01%			3.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%			1.97%
Bloomberg Municipal High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	5.59%	4.31%			4.18%
Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Average Annual Return, Percent	3.82%	3.01%		3.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%		2.14%
Bloomberg Municipal High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	5.59%	4.31%		4.07%
Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Average Annual Return, Percent	1.99%	1.28%	1.53%
Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return, Percent	3.48%	1.42%				1.40%
Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return, Percent	3.48%	1.42%				1.40%
Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return, Percent	3.48%	1.42%				1.40%
Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return, Percent	3.48%	1.42%				1.40%
Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return, Percent	3.48%	1.42%				1.40%
Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return, Percent	3.48%	1.42%			1.64%
Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Average Annual Return, Percent	3.48%	1.42%		1.70%